Currency translation rates (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
1 CHF
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.10	1.19
Average rate	1.13	1.11	1.05
1 EUR
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.04	1.10
Average rate	1.08	1.08	1.05
1 GBP
Foreign Exchange Rates [Line Items]
Closing exchange rate	1.25	1.28
Average rate	1.28	1.25	1.23
100 JPY
Foreign Exchange Rates [Line Items]
Closing exchange rate	0.63	0.71
Average rate	0.66	0.71	0.76